Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Information related to defined benefit plan

	Pension benefit plans		Other benefit plans
	2019	2018	2019	2018

Fair value of plan assets, beginning of year	$7,177	$8,061	$-	$-
Interest income on plan assets	262	259	-	-
Return on assets excluding interest income	280	(292)	-	-
Employer contributions	-	61	-	-
Benefits paid	(912)	(910)	-	-
Administrative costs paid	(1)	(2)	-	-

Fair value of plan assets, end of year	$6,806	$7,177	$-	$-

Defined benefit obligation, beginning of year	$54,271	$55,972	$21,161	$26,893
Current service cost	1,586	1,670	817	1,429
Interest cost	1,807	1,668	841	946
Actuarial loss (gain) arising from:
- demographic assumptions	-	-	-	(192)
- financial assumptions	6,925	(3,776)	2,877	(1,887)
- experience adjustment	777	56	114	(2,919)
Past service cost	-	-	-	(1,929)
Benefits paid	(1,705)	(2,028)	(855)	(1,180)
Foreign exchange	(1,073)	709	-	-

Defined benefit obligation, end of year	$62,588	$54,271	$24,955	$21,161

Defined benefit liability [note 14]	$(55,782)	$(47,094)	$(24,955)	$(21,161)

Percentages of the total fair value of assets pension plan

	Pension benefit plans
	2019	2018

Asset category(a)
Canadian equity securities	9%	9%
U.S. equity securities	12%	0%
Global equity securities	9%	21%
Canadian fixed income	30%	29%
Other(b)	40%	41%

Total	100%	100%

(a) The defined benefit plan assets contain no material amounts of related party assets at December 31, 2019 and 2018 respectively.

(b) Relates to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan.

Components of net pension and other benefit expense
The following represents the components of net pension and other benefit expense included primarily as part of administration:

	Pension benefit plans		Other benefit plans
	2019	2018	2019	2018

Current service cost	$1,586	$1,670	$817	$1,429
Net interest cost	1,545	1,409	841	946
Past service cost	-	-	-	(1,929)
Administration cost	1	2	-	-

Defined benefit expense [note 18]	3,132	3,081	1,658	446
Defined contribution pension expense [note 18]	11,767	13,431	-	-

Net pension and other benefit expense	$14,899	$16,512	$1,658	$446

Amount of actuarial losses (gains) recognized in other comprehensive income
The total amount of actuarial losses (gains) recognized in other comprehensive income is:

	Pension benefit plans		Other benefit plans
	2019	2018	2019	2018

Actuarial loss (gain)	$7,702	$(3,720)	$2,991	$(4,998)
Return on plan assets excluding
interest income	(280)	292	-	-

	$7,422	$(3,428)	$2,991	$(4,998)

Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):

	Pension benefit plans		Other benefit plans
	2019	2018	2019	2018

Discount rate - obligation	3.0%	3.7%	3.1%	3.9%
Discount rate - expense	3.7%	3.4%	3.9%	3.4%
Rate of compensation increase	3.0%	3.0%	-	-
Initial health care cost trend rate	-	-	6.0%	6.0%
Cost trend rate declines to	-	-	5.0%	5.0%
Year the rate reaches its final level	-	-	2022	2022
Dental care cost trend rate	-	-	5.0%	5.0%

1% Change in assumptions [member] | Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
A 1% change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:

	Pension benefit plans		Other benefit plans
	Increase	Decrease	Increase	Decrease

Discount rate	$(8,141)	$10,595	$(3,284)	$4,133
Rate of compensation increase	2,832	(2,608)	n/a	n/a

A 1% change in any of the other assumptions would not have a significant impact on the defined benefit obligation.